Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Revenue and Non-Current Non-Financial Assets by Country	An analysis of the location of non-current assets other than financial instruments and deferred tax assets by country is as follows (in USD thousands):

	As of December 31,
	2023	2022
Switzerland	$46,370	$39,052
France	3,000	498
United States	913	1,803
Brazil	6	6
Total non-current assets other than financial instruments and deferred tax assets	$50,289	$41,359